T. ROWE PRICE Institutional Floating Rate Fund
February 28, 2025 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.0%
Miscellaneous  0.0%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 578 616
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 347 393
Total Asset-Backed Securities
(Cost $995) 1,009
BANK LOANS  87.0% (2)
Aerospace & Defense  2.4%
Apple Bidco, FRN, 1M TSFR +
2.50%, 6.824%, 9/25/31 (3) 10,180 10,122
Bleriot U.S. Bidco, FRN, 3M TSFR +
2.75%, 7.079%, 10/31/30  8,645 8,642
Brown Group Holding, FRN, 3M
TSFR + 2.50%, 6.806%, 7/1/31  10,501 10,484
Dynasty Acquisition, FRN, 1M TSFR
+ 2.25%, 6.574%, 10/31/31  23,245 23,224
Kaman, FRN, 1M TSFR + 2.75%,
1/30/32 (3) 11,475 11,409
Peraton, FRN, 3M TSFR + 8.00%,
12.429%, 2/1/29  8,102 6,458
TransDigm, FRN, 3M TSFR + 2.50%,
6.829%, 2/28/31  18,651 18,652
TransDigm, FRN, 3M TSFR + 2.50%,
6.829%, 1/19/32  790 791
TransDigm, FRN, 3M TSFR + 2.75%,
7.079%, 8/24/28  15,782 15,810
TransDigm, FRN, 3M TSFR + 2.75%,
7.079%, 3/22/30  5,839 5,844
111,436
Airlines  1.2%
AAdvantage Loyalty IP, FRN, 3M
TSFR + 4.75%, 9.305%, 4/20/28  52,677 53,744
SkyMiles IP, FRN, 3M TSFR +
3.75%, 8.043%, 10/20/27  3,903 3,953
57,697
Automotive  2.3%
Belron Finance, FRN, 3M TSFR +
2.75%, 7.052%, 10/16/31  29,272 29,336
Clarios Global, FRN, 1M TSFR +
2.50%, 6.824%, 5/6/30  8,355 8,314
Clarios Global, FRN, 1M TSFR +
2.75%, 7.074%, 1/28/32  29,960 29,885
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 3.00%, 7.313%,
5/4/28  14,207 14,219
Wand NewCo 3, FRN, 1M TSFR +
2.75%, 7.074%, 1/30/31  22,728 22,656
104,410
Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting  1.6%
Clear Channel Outdoor Holdings,
FRN, 1M TSFR + 4.00%, 8.438%,
8/21/28  10,662 10,657
CMG Media, FRN, 1M TSFR +
3.50%, 7.929%, 6/18/29  17,122 15,755
Gray Media, FRN, 1M TSFR +
5.25%, 6/4/29 (3) 4,600 4,351
Neptune Bidco U.S., FRN, 3M TSFR
+ 5.00%, 9.389%, 4/11/29  20,663 18,320
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.139%, 10/11/29 (4) 9,435 9,246
Townsquare Media, FRN, 1M TSFR
+ 5.00%, 9.323%, 2/6/30 (5) 6,825 6,484
Univision Communications, FRN, 1M
TSFR + 3.50%, 7.938%, 1/31/29  3,701 3,664
Univision Communications, FRN, 3M
TSFR + 4.25%, 8.579%, 6/24/29  6,037 5,947
74,424
Building Products  1.1%
Chariot Buyer, FRN, 1M TSFR +
3.25%, 7.674%, 11/3/28  10,382 10,364
MITER Brands Acquisition Holdco,
FRN, 1M TSFR + 3.00%, 7.324%,
3/28/31  8,249 8,258
Quikrete Holdings, FRN, 1M TSFR +
2.25%, 1/30/32 (3) 30,992 30,934
49,556
Cable Operators  1.1%
CSC Holdings, FRN, 1M TSFR +
4.50%, 8.812%, 1/18/28  12,376 12,144
CSC Holdings, FRN, 6M TSFR +
2.50%, 7.173%, 4/15/27 (3) 21,707 20,429
Directv Financing, FRN, 3M TSFR +
5.00%, 9.552%, 8/2/27  1,399 1,399
Directv Financing, FRN, 3M TSFR +
5.25%, 9.802%, 8/2/29 (3) 4,455 4,423
Radiate Holdco, FRN, 1M TSFR +
3.25%, 7.688%, 9/25/26  11,894 10,336
48,731
Chemicals  1.7%
Nouryon Finance, FRN, 3M TSFR +
3.25%, 7.553%, 4/3/28  22,767 22,846
Nouryon Finance, FRN, 3M TSFR +
3.25%, 7.554%, 4/3/28  5,757 5,786
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 8.689%, 4/23/29  23,134 22,369
Windsor Holdings III, FRN, 1M TSFR
+ 3.50%, 7.822%, 8/1/30  17,857 17,790
WR Grace Holdings, FRN, 3M TSFR
+ 3.25%, 7.579%, 9/22/28  10,209 10,196
78,987
Consumer Products  0.5%
19th Holdings Golf, FRN, 1M TSFR +
3.25%, 7.657%, 2/7/29 (3) 4,169 4,083
ABG Intermediate Holdings 2, FRN,
1M TSFR + 2.25%, 6.574%, 12/21/28  6,507 6,494

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Life Time, FRN, 1M TSFR + 2.50%,
6.796%, 11/5/31  8,975 8,975
Peloton Interactive, FRN, 1M TSFR +
5.50%, 9.813%, 5/30/29  4,075 4,150
23,702
Container  1.3%
Albea Beauty Holdings, FRN,
3M EURIBOR + 5.00%, 7.683%,
12/31/27 (EUR)  3,880 4,060
Charter Next Generation, FRN, 1M
TSFR + 3.00%, 7.314%, 11/29/30  49,098 49,138
Proampac PG Borrower, FRN, 3M
TSFR + 4.00%, 8.31%, 9/15/28  5,840 5,839
59,037
Energy  3.0%
Brazos Delaware II, FRN, 1M TSFR
+ 3.50%, 7.824%, 2/11/30  10,442 10,462
CPPIB OVM Member U.S., FRN, 3M
TSFR + 3.25%, 7.579%, 8/20/31  9,092 9,126
EPIC Crude Services, FRN, 3M
TSFR + 3.00%, 7.302%, 10/15/31  25,978 26,048
Goodnight Water Solutions Holdings,
FRN, 1M TSFR + 4.50%, 8.824%,
6/4/29  8,415 8,400
Hilcorp Energy I, FRN, 1M TSFR +
2.00%, 6.315%, 2/11/30  9,715 9,715
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 8.924%, 9/19/29  12,371 12,397
NGL Energy Operating, FRN, 1M
TSFR + 3.75%, 8.074%, 2/3/31  22,934 22,877
Northriver Midstream Finance, FRN,
3M TSFR + 2.25%, 6.56%, 8/16/30  13,338 13,349
Prairie Acquiror, FRN, 1M TSFR +
4.25%, 8.574%, 8/1/29  19,086 19,243
WaterBridge NDB Operating, FRN,
3M TSFR + 4.00%, 8.315%, 5/10/29  6,200 6,245
137,862
Entertainment & Leisure  3.9%
AMC Entertainment Holdings, FRN,
1M TSFR + 7.00%, 11.32%, 1/4/29  20,944 21,262
Cinemark USA, FRN, 1M TSFR +
2.75%, 7.075%, 5/24/30  5,841 5,876
Crown Finance U.S., FRN, 1M TSFR
+ 5.25%, 9.573%, 12/2/31  22,170 22,092
Delta 2, FRN, 3M TSFR + 2.00%,
9/10/31 (3) 22,710 22,738
Endeavor Operating, FRN, 1M TSFR
+ 3.00%, 1/28/32 (3) 34,130 34,258
Motion Finco, FRN, 3M TSFR +
3.50%, 7.829%, 11/12/29  1,888 1,854
SeaWorld Parks & Entertainment,
FRN, 1M TSFR + 2.00%, 6.324%,
12/4/31  6,187 6,164
StubHub Holdco Sub, FRN, 1M
TSFR + 4.75%, 9.074%, 3/15/30  7,812 7,808
UFC Holdings, FRN, 3M TSFR +
2.25%, 6.58%, 11/21/31  48,947 48,944
United Talent Agency, FRN, 1M
TSFR + 3.75%, 8.067%, 7/7/28 (5) 2,119 2,122
Par/Shares $ Value
(Amounts in 000s)
‡
William Morris Endeavor
Entertainment, FRN, 1M TSFR +
2.75%, 7.188%, 5/18/25  6,183 6,181
179,299
Financial  15.9%
Acrisure, FRN, 1M TSFR + 2.75%,
7.074%, 2/13/27  4,099 4,095
Acrisure, FRN, 1M TSFR + 3.00%,
7.324%, 11/6/30  31,184 31,126
Alliant Holdings Intermediate, FRN,
1M TSFR + 2.75%, 7.072%, 9/19/31  49,401 49,312
AmWINS Group, FRN, 1M TSFR +
2.25%, 6.574%, 1/30/32  13,595 13,568
Armor Holdco, FRN, 1M TSFR +
3.75%, 8.079%, 12/11/28  4,032 4,060
AssuredPartners, FRN, 1M TSFR +
3.50%, 7.824%, 2/14/31  90,207 90,195
BCPE Pequod Buyer, FRN, 3M
TSFR + 3.50%, 7.791%, 11/25/31  21,620 21,709
Blackstone Mortgage Trust, FRN, 1M
TSFR + 3.75%, 8.06%, 12/10/28 (5) 4,393 4,399
Citadel Securities Global Holdings,
FRN, 3M TSFR + 2.00%, 6.329%,
10/31/31  3,885 3,890
Citco Funding, FRN, 1M TSFR +
2.75%, 7.308%, 4/27/28  6,084 6,127
Claros Mortgage Trust, FRN, 1M
TSFR + 4.50%, 8.924%, 8/9/26 (5) 4,395 4,043
Edelman Financial Engines Center,
FRN, 1M TSFR + 3.00%, 7.324%,
4/7/28  16,421 16,444
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 9.574%,
10/6/28 (3) 28,211 28,328
Focus Financial Partners, FRN, 1M
TSFR + 3.25%, 7.574%, 9/15/31  52,085 51,974
GTCR Everest Borrower, FRN, 3M
TSFR + 2.75%, 7.079%, 9/5/31 (3) 11,295 11,276
Hightower Holding, FRN, 1M TSFR +
3.00%, 7.291%, 2/3/32 (5) 33,602 33,518
HUB International, FRN, 3M TSFR +
2.50%, 6.787%, 6/20/30 (3) 90,599 90,656
Jane Street Group, FRN, 3M TSFR +
2.00%, 6.313%, 12/15/31 (3) 27,241 26,892
Jones Deslauriers Insurance
Management, FRN, 3M TSFR +
2.75%, 7.065%, 3/15/30  23,917 23,873
KREF Holdings X, FRN, 1M TSFR +
3.25%, 2/25/32 (3) 6,525 6,509
OneDigital Borrower, FRN, 1M TSFR
+ 3.00%, 7.324%, 7/2/31 (3) 17,685 17,641
OneDigital Borrower, FRN, 1M TSFR
+ 5.25%, 9.574%, 7/2/32 (3) 20,987 21,118
PEX Holdings, FRN, 3M TSFR +
2.75%, 7.079%, 11/26/31 (5) 7,290 7,299
RFS OPCO, FRN, 3M TSFR +
1.00%, 1.00%, 4/4/31 (6) 2,190 2,174
RFS OPCO, FRN, 3M TSFR +
4.75%, 9.079%, 4/4/31 (5) 4,958 4,908

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ryan Specialty, FRN, 1M TSFR +
2.25%, 6.574%, 9/15/31  5,325 5,317
Sedgwick Claims Management
Services, FRN, 3M TSFR + 3.00%,
7.313%, 2/24/28  47,584 47,597
Tegra118 Wealth Solutions, FRN, 3M
TSFR + 4.00%, 8.322%, 2/18/27  4,937 4,853
TIH Insurance Holdings, FRN, 3M
TSFR + 2.75%, 7.079%, 5/6/31  26,813 26,760
TIH Insurance Holdings, FRN, 3M
TSFR + 4.75%, 9.079%, 5/6/32 (3) 58,780 59,603
USI, FRN, 1M TSFR + 2.25%,
6.579%, 11/21/29  13,734 13,687
732,951
Food  0.8%
1440 Foods Topco, FRN, 1M TSFR +
5.00%, 9.324%, 10/31/31  5,475 5,311
Chobani, FRN, 1M TSFR + 2.50%,
6.824%, 10/25/27  12,096 12,154
Primo Brands, FRN, 1M TSFR +
2.25%, 6.565%, 3/31/28 (3) 13,131 13,141
Simply Good Foods USA, FRN, 1M
TSFR + 2.00%, 6.324%, 3/17/27  6,031 6,062
36,668
Gaming  1.9%
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 6.563%, 2/6/30  10,793 10,788
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 6.563%, 2/6/31  18,949 18,949
Great Canadian Gaming, FRN, 3M
TSFR + 4.75%, 9.087%, 11/1/29  9,203 9,199
HRNI Holdings, FRN, 1M TSFR +
4.25%, 8.674%, 12/11/28 (5) 19,743 19,842
Light & Wonder International, FRN,
1M TSFR + 2.25%, 6.562%, 4/16/29  7,662 7,663
Ontario Gaming GTA, FRN, 3M
TSFR + 4.25%, 8.579%, 8/1/30  16,588 16,626
Playtika Holding, FRN, 1M TSFR +
2.75%, 7.188%, 3/13/28  2,458 2,450
85,517
Health Care  7.6%
AthenaHealth Group, FRN, 1M TSFR
+ 3.00%, 7.324%, 2/15/29  25,058 24,986
Auris Luxembourg III, FRN, 6M
TSFR + 3.75%, 8.177%, 2/28/29  12,015 12,045
Bausch + Lomb, FRN, 1M TSFR +
3.25%, 7.674%, 5/10/27  7,443 7,416
Concentra Health Services, FRN, 1M
TSFR + 2.25%, 6.323%, 7/26/31 (5) 10,347 10,373
Dechra Finance U.S., FRN, 1M
TSFR + 3.25%, 7.513%, 1/27/32 (3) 29,355 29,373
Financiere Mendel, FRN, 3M TSFR +
2.75%, 7.065%, 11/13/30 (3) 1,190 1,188
Financiere Mendel, FRN, 3M TSFR +
3.25%, 11/8/30 (3) 4,367 4,362
Hanger, FRN, 1M TSFR + 3.50%,
7.331%, 10/23/31 (6) 5,245 5,248
Heartland Dental, FRN, 1M TSFR +
4.50%, 8.824%, 4/28/28  17,711 17,695
Par/Shares $ Value
(Amounts in 000s)
‡
Insulet, FRN, 1M TSFR + 2.50%,
6.824%, 8/4/31  5,056 5,071
IVI America, FRN, 1M TSFR +
3.75%, 8.065%, 4/9/31 (3) 10,113 10,151
LifePoint Health, FRN, 3M TSFR +
3.50%, 7.817%, 5/17/31  21,860 21,054
LifePoint Health, FRN, 3M TSFR +
3.75%, 8.052%, 5/17/31  24,710 23,799
MED ParentCo, FRN, 1M TSFR +
3.50%, 7.824%, 4/15/31  6,331 6,345
Medline Borrower, FRN, 1M TSFR +
2.25%, 6.574%, 10/23/28  68,286 68,359
PetVet Care Centers, FRN, 1M TSFR
+ 6.00%, 8.327%, 10/24/30 (5)(6) 5,392 5,378
Phoenix Newco, FRN, 1M TSFR +
2.50%, 6.824%, 11/15/28  10,177 10,189
Radiology Partners, FRN, 3M TSFR
+ 3.50%, 8.064%, 1/31/29  8,874 8,694
Sebia, FRN, 3M TSFR + 4.00%,
8.329%, 12/13/27 (5) 13,993 14,045
Star Parent, FRN, 3M TSFR +
4.00%, 8.329%, 9/27/30  6,521 6,381
Surgery Center Holdings, FRN, 1M
TSFR + 2.75%, 7.074%, 12/19/30  30,650 30,663
TTF Lower Intermediate, FRN, 1M
TSFR + 3.75%, 8.002%, 7/18/31  6,710 6,727
VetStrategy Canada Holdings, FRN,
3M TSFR + 3.75%, 8.04%, 12/12/28  6,577 6,597
Vizient, FRN, 1M TSFR + 2.00%,
6.324%, 8/1/31  4,021 4,032
Waystar Technologies, FRN, 1M
TSFR + 2.25%, 6.574%, 10/22/29  9,042 9,049
349,220
Information Technology  16.5%
Applied Systems, FRN, 3M TSFR +
2.75%, 7.079%, 2/24/31  59,809 60,156
Applied Systems, FRN, 3M TSFR +
4.50%, 8.829%, 2/23/32  47,869 48,989
Arches Buyer, FRN, 1M TSFR +
3.25%, 7.674%, 12/6/27  13,015 12,775
BMC Software, FRN, 1M TSFR +
3.00%, 7.291%, 7/30/31  10,160 10,135
Boxer Parent, FRN, 3M TSFR +
5.75%, 10.041%, 7/30/32  10,420 10,268
CCC Intelligent Solutions, FRN, 1M
TSFR + 2.00%, 6.324%, 1/23/32  4,550 4,540
Cloud Software Group, FRN, 3M
TSFR + 3.50%, 7.829%, 3/30/29  45,155 45,252
Cloud Software Group, FRN, 3M
TSFR + 3.75%, 8.079%, 3/21/31  20,972 21,030
Cloudera, FRN, 1M TSFR + 3.75%,
8.174%, 10/8/28  8,383 8,335
Cloudera, FRN, 1M TSFR + 6.00%,
10.424%, 10/8/29  7,778 7,496
ConnectWise, FRN, 3M TSFR +
3.50%, 8.09%, 9/29/28  8,276 8,280
Conservice Midco, FRN, 1M TSFR +
3.00%, 7.324%, 5/13/30  4,051 4,051

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Delivery Hero Finco, FRN, 3M TSFR
+ 5.00%, 9.315%, 12/12/29  10,354 10,406
Delta Topco, FRN, 1M TSFR +
2.75%, 7.069%, 11/30/29  19,287 19,236
Delta Topco, FRN, 6M TSFR +
5.25%, 9.512%, 11/29/30  26,970 27,254
Dye & Durham, FRN, 3M TSFR +
4.00%, 8.429%, 4/11/31  15,835 15,958
ECI Macola, FRN, 3M TSFR +
3.25%, 7.579%, 5/9/30  12,467 12,526
Ellucian Holdings, FRN, 1M TSFR +
3.00%, 7.324%, 10/9/29 (3) 37,112 37,073
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 9.074%, 11/22/32  38,891 39,596
Epicor Software, FRN, 1M TSFR +
2.75%, 7.074%, 5/30/31 (3) 69,830 70,025
Fleet U.S. Bidco, FRN, 6M TSFR +
2.75%, 7.055%, 2/21/31 (5) 8,002 7,992
Infinite Bidco, FRN, 3M TSFR +
7.00%, 11.552%, 3/2/29  7,387 6,413
Javelin Buyer, FRN, 3M TSFR +
3.25%, 7.563%, 12/5/31  8,545 8,577
Javelin Buyer, FRN, 3M TSFR +
5.25%, 9.563%, 10/7/32  10,150 10,099
McAfee, FRN, 1M TSFR + 3.00%,
7.323%, 3/1/29  32,120 32,007
MH Sub I, FRN, 1M TSFR + 4.25%,
8.574%, 5/3/28 (3) 15,284 14,936
MH Sub I, FRN, 1M TSFR + 4.25%,
8.574%, 12/31/31 (3) 11,274 10,809
MH Sub I, FRN, 1M TSFR + 6.25%,
10.574%, 2/23/29  15,644 15,315
Mitchell International, FRN, 1M TSFR
+ 5.25%, 9.574%, 6/17/32  7,050 6,913
Mosel Bidco, FRN, 3M TSFR +
4.50%, 8.829%, 9/16/30 (5) 3,150 3,158
Polaris Newco, FRN, 3M EURIBOR
+ 4.00%, 6.55%, 6/2/28 (EUR)  8,358 8,551
Polaris Newco, FRN, 3M TSFR +
4.00%, 8.552%, 6/2/28  10,374 10,342
Project Alpha Intermediate
Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (3) 14,230 14,275
Project Alpha Intermediate
Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (3) 31,155 31,252
Proofpoint, FRN, 1M TSFR + 3.00%,
7.324%, 8/31/28 (3) 20,389 20,432
RealPage, FRN, 3M TSFR + 3.00%,
7.59%, 4/24/28  6,450 6,405
RealPage, FRN, 3M TSFR + 3.75%,
8.079%, 4/24/28  15,465 15,516
Sandisk, FRN, 3M TSFR + 3.00%,
7.33%, 12/13/31  46,560 45,629
SS&C Technologies, FRN, 1M TSFR
+ 2.00%, 6.324%, 5/9/31  1,862 1,865
X, 9.50%, 10/26/29  9,215 9,409
Par/Shares $ Value
(Amounts in 000s)
‡
X, FRN, 1M TSFR + 6.50%,
10.979%, 10/26/29  9,115 9,089
762,365
Manufacturing  5.0%
Alliance Laundry Systems, FRN, 1M
TSFR + 2.75%, 7.072%, 8/19/31  10,140 10,146
Engineered Machinery Holdings,
FRN, 3M TSFR + 3.75%, 8.34%,
5/19/28  24,274 24,361
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 10.59%,
5/21/29  22,661 22,675
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.50%, 11.09%,
5/21/29  9,917 9,925
Filtration Group, FRN, 1M TSFR +
3.00%, 7.324%, 10/21/28  45,769 45,979
Husky Injection Molding Systems,
FRN, 6M TSFR + 4.50%, 8.785%,
2/15/29 (3) 8,974 9,009
JBT Marel, FRN, 1M TSFR + 2.25%,
6.674%, 1/2/32  6,820 6,839
LTI Holdings, FRN, 1M TSFR +
4.25%, 8.574%, 7/30/29 (3) 50,535 50,524
Madison IAQ, FRN, 6M TSFR +
2.50%, 6.762%, 6/21/28  14,095 14,075
Madison Safety & Flow, FRN, 1M
TSFR + 3.25%, 7.574%, 9/26/31  8,364 8,371
Pro Mach Group, FRN, 1M TSFR +
3.50%, 7.824%, 8/31/28  22,795 22,808
Watlow Electric Manufacturing, FRN,
1M TSFR + 3.50%, 7.791%, 3/2/28  6,186 6,208
230,920
Metals & Mining  0.4%
Arsenal AIC Parent, FRN, 1M TSFR
+ 2.75%, 7.072%, 8/18/30  19,294 19,299
19,299
Other Telecommunications  2.1%
Frontier Communications Holdings,
FRN, 1M TSFR + 2.50%, 6.792%,
7/1/31  20,199 20,267
Level 3 Financing, FRN, 1M TSFR +
6.56%, 10.884%, 4/16/29 (3) 28,500 28,789
Level 3 Financing, FRN, 1M TSFR +
6.56%, 10.884%, 4/15/30 (3) 10,865 10,974
Lumen Technologies, FRN, 1M TSFR
+ 2.35%, 6.788%, 4/15/29 (3) 9,472 8,909
Lumen Technologies, FRN, 1M TSFR
+ 6.00%, 10.324%, 6/1/28  6,199 6,188
QualityTech, FRN, 1M TSFR +
3.50%, 7.807%, 10/30/31 (5) 8,560 8,517
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 7.438%, 3/9/27  11,675 11,137
94,781
Publishing  0.1%
Abe Investment Holdings, 2/14/30 (3) 6,810 6,963
6,963

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Restaurants  0.9%
BCPE Grill Parent, FRN, 3M TSFR +
4.75%, 9.063%, 9/30/30  5,296 5,184
Dave & Buster's, FRN, 1M TSFR +
3.25%, 7.563%, 6/29/29  3,214 3,041
Fertitta Entertainment, FRN, 1M
TSFR + 3.50%, 7.824%, 1/27/29  4,545 4,543
IRB Holding, FRN, 1M TSFR +
2.50%, 6.824%, 12/15/27 (3) 27,317 27,286
40,054
Retail  0.3%
Victra Holdings, FRN, 1M TSFR +
4.25%, 3/29/29 (3) 1,860 1,866
Victra Holdings, FRN, 3M TSFR +
5.25%, 9.541%, 3/31/29  10,247 10,279
12,145
Satellites  0.3%
Connect Finco, FRN, 1M TSFR +
4.50%, 8.824%, 9/27/29  9,125 7,933
Iridium Satellite, FRN, 1M TSFR +
2.25%, 6.574%, 9/20/30  8,256 8,150
16,083
Services  9.2%
Acuren Delaware Holdco, FRN, 1M
TSFR + 2.75%, 7.074%, 7/30/31  5,332 5,333
AG Group Holdings, FRN, 1M TSFR
+ 4.25%, 8.574%, 12/29/28  3,895 3,866
Aggreko Holdings, FRN, 3M TSFR +
3.00%, 7.293%, 8/16/29  19,490 19,496
Allied Universal Holdco, FRN, 1M
TSFR + 3.75%, 8.174%, 5/12/28  35,542 35,571
Anticimex Global, FRN, 1M TSFR +
3.40%, 7.74%, 11/16/28 (3) 2,249 2,254
Anticimex Global, FRN, 3M TSFR +
3.15%, 7.49%, 11/16/28  10,163 10,163
Ascend Learning, FRN, 1M TSFR +
3.00%, 7.324%, 12/11/28  12,698 12,589
Ascend Learning, FRN, 1M TSFR +
5.75%, 10.174%, 12/10/29 (3) 13,836 13,804
Boost Newco Borrower, FRN, 1M
TSFR + 2.00%, 6.291%, 1/31/31  29,534 29,497
CD&R Firefly Bidco, FRN, 3M
EURIBOR + 3.75%, 6.362%, 6/21/28
(EUR)  6,030 6,298
CD&R Firefly Bidco, FRN, 3M
EURIBOR + 4.00%, 6.612%, 6/21/28
(EUR)  1,500 1,566
Clearwater Analytics, FRN, 1M TSFR
+ 2.25%, 2/10/32 (3)(5) 6,605 6,597
CoreLogic, FRN, 1M TSFR + 6.50%,
10.938%, 6/4/29  8,465 8,215
Crown Subsea Communications
Holding, FRN, 1M TSFR + 4.00%,
8.323%, 1/30/31  8,438 8,472
Dayforce, FRN, 1M TSFR + 2.00%,
6.318%, 3/1/31  10,363 10,343
Dun & Bradstreet, FRN, 1M TSFR +
2.25%, 6.574%, 1/18/29  5,868 5,858
Par/Shares $ Value
(Amounts in 000s)
‡
EG America, FRN, 3M TSFR +
4.25%, 8.563%, 2/7/28 (3) 10,017 10,071
Fortress Intermediate 3, FRN, 1M
TSFR + 3.75%, 8.074%, 6/27/31  13,353 13,345
Fugue Finance, FRN, 1M TSFR +
3.25%, 7.496%, 1/9/32  7,672 7,713
HireRight Holdings, FRN, 1M TSFR +
3.25%, 7.553%, 9/27/30  14,860 14,870
HomeServe USA Holding, FRN, 1M
TSFR + 2.00%, 6.312%, 10/21/30  6,600 6,544
Icon Parent, FRN, 3M TSFR +
3.00%, 7.315%, 11/13/31  16,665 16,616
Icon Parent, FRN, 3M TSFR +
5.00%, 9.315%, 11/12/32  14,485 14,652
Mermaid Bidco, FRN, 3M TSFR +
3.25%, 7.553%, 7/3/31  13,450 13,509
Project Boost Purchaser, FRN, 3M
TSFR + 3.00%, 7.307%, 7/2/31  14,382 14,365
Project Boost Purchaser, FRN, 3M
TSFR + 5.25%, 9.557%, 7/16/32  8,603 8,778
Renaissance Holdings, FRN, 1M
TSFR + 4.00%, 8.324%, 4/5/30  10,113 9,835
Sabre Financial Borrower, FRN, 1M
TSFR + 0.00%, 12/15/28 (3) 5,069 5,400
Sabre GLBL, FRN, 1M TSFR +
5.00%, 9.424%, 6/30/28  5,565 5,464
Sabre GLBL, FRN, 1M TSFR +
6.00%, 10.424%, 11/15/29 (3) 13,655 13,644
Staples, FRN, 3M TSFR + 5.75%,
10.041%, 9/4/29 (3) 4,669 4,382
TK Elevator U.S. Newco, FRN, 6M
TSFR + 3.50%, 7.737%, 4/30/30  6,169 6,170
UKG, FRN, 3M TSFR + 3.00%,
7.30%, 2/10/31  79,470 79,443
424,723
Utilities  4.2%
Alpha Generation, FRN, 1M TSFR +
2.75%, 7.074%, 9/30/31  25,104 25,148
Cogentrix Finance Holdco I, FRN, 1M
TSFR + 2.75%, 2/13/32 (3) 19,536 19,502
Compass Power Generation, FRN,
1M TSFR + 3.75%, 8.074%, 4/14/29  3,887 3,891
Constellation Renewables, FRN, 3M
TSFR + 2.25%, 6.563%, 12/15/27  14,679 14,673
Cornerstone Generation, FRN, 1M
TSFR + 3.25%, 10/28/31 (3) 25,025 25,067
Edgewater Generation, FRN, 1M
TSFR + 3.00%, 7.324%, 8/1/30  16,401 16,442
Hamilton Projects Acquiror, FRN, 1M
TSFR + 3.00%, 7.324%, 5/31/31  7,575 7,583
Innio North America Holding, FRN,
3M TSFR + 2.50%, 6.808%, 11/2/28  3,603 3,612
Pike, FRN, 1M TSFR + 3.00%,
7.438%, 1/21/28  7,319 7,362
Talen Energy Supply, FRN, 3M TSFR
+ 2.50%, 6.818%, 5/17/30  18,405 18,412
Talen Energy Supply, FRN, 3M TSFR
+ 2.50%, 6.818%, 12/13/31  29,941 29,963

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TerraForm Power Operating, FRN,
3M TSFR + 2.00%, 6.301%, 5/21/29  13,770 13,796
WEC U.S. Holdings, FRN, 1M TSFR
+ 2.25%, 6.573%, 1/27/31 (3) 7,863 7,846
193,297
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 3.25%,
7.688%, 12/23/26  9,184 9,174
Asurion, FRN, 1M TSFR + 4.25%,
8.674%, 8/19/28  16,570 16,546
Asurion, FRN, 1M TSFR + 5.25%,
9.688%, 1/31/28  24,620 24,047
Asurion, FRN, 1M TSFR + 5.25%,
9.688%, 1/20/29  28,308 27,428
77,195
Total Bank Loans (Cost
$4,002,832) 4,007,322
CONVERTIBLE BONDS  0.0%
Services  0.0%
Sabre GLBL, 4.00%, 4/15/25  2,175 2,170
Total Convertible Bonds (Cost
$2,168) 2,170
CORPORATE BONDS  8.4%
Aerospace & Defense  0.0%
TransDigm, 6.75%, 8/15/28 (1) 3,190 3,250
3,250
Airlines  0.0%
Mileage Plus Holdings, 6.50%,
6/20/27 (1) 1,674 1,682
1,682
Automotive  1.2%
Adient Global Holdings, 4.875%,
8/15/26 (1) 2,055 2,055
Ford Motor Credit, FRN, SOFR +
2.95%, 7.36%, 3/6/26  15,635 15,900
Rivian Holdings, FRN, 6M TSFR +
6.053%, 10.502%, 10/15/26 (1) 37,951 38,141
56,096
Broadcasting  0.3%
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (1) 1,890 1,923
Neptune Bidco U.S., 9.29%,
4/15/29 (1) 4,380 3,920
Univision Communications, 8.00%,
8/15/28 (1) 7,529 7,623
13,466
Cable Operators  0.4%
CSC Holdings, 11.25%, 5/15/28 (1) 10,080 9,815
CSC Holdings, 11.75%, 1/31/29 (1) 8,820 8,611
18,426
Chemicals  0.1%
Kobe U.S. Midco 2, 9.25%, 11/1/26,
(9.25% Cash or 10.00% PIK) (1)(7) 149 133
Par/Shares $ Value
(Amounts in 000s)
‡
Vibrantz Technologies, 9.00%,
2/15/30 (1) 4,560 4,104
4,237
Energy  0.4%
NGL Energy Operating, 8.125%,
2/15/29 (1) 2,975 3,027
Seadrill Finance, 8.375%, 8/1/30 (1) 3,884 3,971
Venture Global LNG, 9.50%,
2/1/29 (1) 4,320 4,768
Venture Global LNG, VR, 9.00% (1)
(8)(9) 6,040 6,146
17,912
Entertainment & Leisure  0.1%
NCL, 8.125%, 1/15/29 (1) 3,913 4,148
4,148
Financial  1.4%
Acrisure, 8.50%, 6/15/29 (1) 6,600 6,905
Alliant Holdings Intermediate, 6.75%,
10/15/27 (1) 4,250 4,239
Alliant Holdings Intermediate, 6.75%,
4/15/28 (1) 1,980 2,000
Hightower Holding, 9.125%,
1/31/30 (1) 8,750 9,177
HUB International, 7.25%,
6/15/30 (1) 7,825 8,079
HUB International, 7.375%,
1/31/32 (1) 4,370 4,468
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (1) 11,650 12,349
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (1) 4,300 4,644
Navient, 9.375%, 7/25/30  3,710 4,016
USI, 7.50%, 1/15/32 (1) 7,239 7,547
63,424
Health Care  1.1%
Bausch + Lomb, 8.375%, 10/1/28 (1) 6,570 6,841
CHS, 8.00%, 12/15/27 (1) 4,205 4,168
CHS, 10.875%, 1/15/32 (1) 13,040 13,334
LifePoint Health, 10.00%, 6/1/32 (1) 4,165 4,071
LifePoint Health, 11.00%,
10/15/30 (1) 19,795 21,824
50,238
Information Technology  0.9%
Cloud Software Group, 8.25%,
6/30/32 (1) 7,820 8,094
Cloud Software Group, 9.00%,
9/30/29 (1) 28,870 29,483
Dye & Durham, 8.625%, 4/15/29 (1) 4,040 4,222
41,799
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%,
10/1/31 (1) 3,810 4,248
4,248
Other Telecommunications  0.5%
Level 3 Financing, 10.00%,
10/15/32 (1) 6,185 6,185

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Level 3 Financing, 10.75%,
12/15/30 (1) 7,102 7,954
Level 3 Financing, 11.00%,
11/15/29 (1) 8,301 9,391
23,530
Real Estate Investment Trust
Securities  0.1%
Service Properties Trust, 8.625%,
11/15/31 (1) 3,115 3,337
3,337
Services  0.9%
Allied Universal Holdco, 7.875%,
2/15/31 (1) 4,057 4,184
Allied Universal Holdco, 9.75%,
7/15/27 (1) 13,420 13,504
Boost Newco Borrower, 7.50%,
1/15/31 (1) 2,780 2,905
eG Global Finance, 12.00%,
11/30/28 (1) 9,905 11,107
Sabre GLBL, 10.75%, 11/15/29 (1) 7,117 7,588
UKG, 6.875%, 2/1/31 (1) 1,965 2,017
41,305
Telephones  0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 5.161%,
3/20/26  9,405 9,450
9,450
Utilities  0.7%
NRG Energy, VR, 10.25% (1)(8)(9) 5,935 6,603
Talen Energy Supply, 8.625%,
6/1/30 (1) 5,790 6,181
Vistra, VR, 8.00% (1)(8)(9) 2,341 2,405
Vistra, Series C, VR, 8.875% (1)(8)
(9) 13,890 14,845
Vistra Operations, 5.125%,
5/13/25 (1) 901 900
30,934
Total Corporate Bonds (Cost
$379,861) 387,482
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $8,264 (4)(5)(10) 8 8,324
Total Preferred Stocks (Cost
$8,264) 8,324
Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  9.4%
Money Market Funds  9.4%
T. Rowe Price Government Reserve
Fund, 4.41% (11)(12) 430,774 430,774
Total Short-Term Investments
(Cost $430,774) 430,774
Total Investments in
Securities 105.0%
(Cost $4,824,894) $ 4,837,081
Other Assets Less Liabilities
(5.0)% (230,277)
Net Assets 100.0% $ 4,606,804

T. ROWE PRICE Institutional Floating Rate Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $359,125 and represents 7.8% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) Level 3 in fair value hierarchy.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at February 28, 2025, were $3,913 and were valued at $3,894 (0.1% of net assets).
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $8,324 and represents 0.2% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.368% (SOFR + 0.00%) at Maturity, 3/20/25 19,875 604 — 604
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.368% (SOFR + 0.00%) at Maturity, 6/20/25 12,750 327 — 327
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.368% (SOFR + 0.00%) at Maturity, 6/20/25 12,063 (24) — (24)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.368% (SOFR + 0.00%) at Maturity, 9/20/25 12,063 (23) — (23)
Total Bilateral Total Return Swaps — 884
Total Bilateral Swaps — 884

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 5/23/25 USD 24,818 EUR 23,597 $ 230
Net unrealized gain (loss) on open forward
currency exchange contracts $ 230

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.41% $ —# $ — $ 12,650+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government Reserve Fund, 4.41% $ 289,741  ¤  ¤ $ 430,774^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $12,650 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $430,774.

T. Rowe Price Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. Rowe Price Institutional Floating Rate Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 390,661 $ — $ 390,661
Bank Loans — 3,868,647 138,675 4,007,322
Preferred Stocks — — 8,324 8,324
Short-Term Investments 430,774 — — 430,774
Total Securities 430,774 4,259,308 146,999 4,837,081
Swaps — 931 — 931
Forward Currency Exchange Contracts — 230 — 230
Total $ 430,774 $ 4,260,469 $ 146,999 $ 4,838,242
Liabilities
Swaps $ — $ 47 $ — $ 47
1
Includes Asset-Backed Securities, Convertible Bonds and Corporate Bonds.

T. Rowe Price Institutional Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2025, totaled $238,000 for the period ended February 28, 2025.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E170-054Q3 02/25
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/25
Investment in Securities
Bank Loans $ 81,193 $ 49 $ 92,849 $ (31,334) $ 28,544 $ (32,626) $ 138,675
Preferred Stocks — 60 8,264 — — — 8,324
Total $ 81,193 $ 109 $ 101,113 $ (31,334) $ 28,544 $ (32,626) $ 146,999
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank Loans $ 138,675 Pricing service —# —# —# —#
Preferred Stocks $8,324 Market comparable Relative value —# —# —#